RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Narrative (Details)			9 Months Ended	12 Months Ended
	Feb. 02, 2023 USD ($)	Feb. 02, 2023 CAD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Purchase price	$ 20,909,566	$ 28,000,000
Net proceeds	20,506,589
Selling and legal expenses	484,994
Additions	$ 3,306,755		$ 7,268,363	$ 39,880,488
Lease term (in years)	20 years	20 years
Bottom of Range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)			1 year
Top of Range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)			40 years